SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 20 – SEGMENT INFORMATION

Based on management’s assessment, the Company determined it has four operating segments: clean-energy equipment, digitalization and integration equipment, new energy production and operation and oil and gas engineering technical services. The Company currently sells its products primarily within China, consequently no segment information based on geography is disclosed.

	As of September 30,
Total assets:	2025	2024
Clean-energy equipment	$31,661,860	$34,090,599
Digitalization and integration equipment	3,918,168	3,106,241
New energy production and operation	28,022,825	26,031,947
Oil and gas engineering technical services	5,729,779	6,405,263
Total assets	$69,332,632	$69,634,050

The table below provides a summary of the Company’s operating segment results for the years ended September 30, 2025, 2024 and 2023:

	Year Ended September 30, 2025
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
Revenues	$22,073,207	$2,731,568	$19,536,237	$3,994,541	$48,335,553
Cost of revenues	17,538,969	2,113,040	19,231,664	926,209	39,809,882
Gross profit	$4,534,238	$618,528	$304,573	$3,068,332	$8,525,671
Timing of revenue recognition:
At a point in time	$22,073,207	$2,731,568	$19,536,237	$-	$44,341,012
Over a period of time	-	-	-	3,994,541	3,994,541
Total revenues	$22,073,207	$2,731,568	$19,536,237	$3,994,541	$48,335,553

	Year Ended September 30, 2024
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
Revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374
Cost of revenues	23,492,973	2,521,522	25,173,782	1,850,578	53,038,855
Gross profit	$10,323,138	$559,708	$648,562	$4,503,111	$16,034,519
Timing of revenue recognition:
At a point in time	$33,816,111	$3,081,230	$25,822,344	$-	$62,719,685
Over a period of time	-	-	-	6,353,689	6,353,689
Total revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374

	Year Ended September 30, 2023
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
Revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448
Cost of revenues	27,713,920	3,154,108	22,745,219	1,092,160	54,705,407
Gross profit	$11,867,463	$210,536	$459,218	$5,841,824	$18,379,041
Timing of revenue recognition:
At a point in time	$39,581,383	$3,364,644	$23,204,437	$-	$66,150,464
Over a period of time	-	-	-	6,933,984	6,933,984
Total revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448